Intangible Assets Including Goodwill (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Future amortization expense, by year
2013	$ 1,230
2014	903
2015	581
2016	458
2017	340
Capitalized software
Future amortization expense, by year
2013	501
2014	277
2015	83
Acquired intangibles
Future amortization expense, by year
2013	729
2014	626
2015	498
2016	458
2017	$ 340